INSURANCE BUSINESS RESULT (Tables)	9 Months Ended
Sep. 30, 2024
Disclosure of types of insurance contracts [abstract]
Summary of Underwriting Income from Insurance Business
The item composition as of the indicated dates is detailed below:

Items	Three months as of 09.30.24	Nine months as of 09.30.24	Three months as of 09.30.23	Nine months as of 09.30.23
Insurance revenue	87,985,386	245,772,040	33,728,136	103,142,638
Insurance service expense	(53,525,301)	(170,829,217)	(19,121,594)	(45,231,343)
Net expenses from reinsurance contracts held	(7,180,437)	(17,567,776)	90,184	(1,037,194)
Total	27,279,648	57,375,047	14,696,726	56,874,101